Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.58%
Aerospace & Defense–1.00%
Textron, Inc.	1,350,267	$105,010,265
Air Freight & Logistics–2.18%
FedEx Corp.	850,761	229,662,932
Apparel, Accessories & Luxury Goods–0.68%
Ralph Lauren Corp.(b)	543,310	71,352,902
Asset Management & Custody Banks–1.81%
State Street Corp.	2,629,623	190,489,890
Automobile Manufacturers–1.52%
General Motors Co.	4,186,274	160,627,333
Biotechnology–0.13%
AbbVie, Inc.	91,030	13,616,267
Broadline Retail–0.65%
eBay, Inc.	1,544,606	68,750,413
Building Products–1.84%
Johnson Controls International PLC	2,781,045	193,421,680
Cable & Satellite–1.41%
Comcast Corp., Class A	3,292,799	149,032,083
Casinos & Gaming–1.26%
Las Vegas Sands Corp.(c)	2,213,256	132,374,841
Communications Equipment–3.08%
Cisco Systems, Inc.	3,738,020	194,526,561
F5, Inc.(c)	818,838	129,572,925
		324,099,486
Construction Machinery & Heavy Transportation Equipment– 3.11%
Caterpillar, Inc.	679,320	180,135,285
Wabtec Corp.	1,245,703	147,541,063
		327,676,348
Diversified Banks–8.63%
Bank of America Corp.	7,807,423	249,837,536
Citigroup, Inc.	2,654,597	126,518,093
Fifth Third Bancorp	4,016,752	116,887,483
JPMorgan Chase & Co.	936,083	147,863,671
Wells Fargo & Co.	5,814,071	268,377,517
		909,484,300
Electrical Components & Equipment–3.11%
Eaton Corp. PLC	834,911	171,423,927
Emerson Electric Co.	1,706,543	155,892,703
		327,316,630
Fertilizers & Agricultural Chemicals–1.24%
CF Industries Holdings, Inc.	1,597,215	131,099,407
Food Distributors–0.99%
Sysco Corp.	1,365,452	104,197,642
Shares		Value
Health Care Distributors–1.57%
Henry Schein, Inc.(c)	1,487,184	$117,175,227
McKesson Corp.	120,658	48,552,779
		165,728,006
Health Care Equipment–2.75%
Baxter International, Inc.	1,233,888	55,808,754
Becton, Dickinson and Co.	423,908	118,109,247
Medtronic PLC	1,321,351	115,961,764
		289,879,765
Health Care Facilities–0.93%
Universal Health Services, Inc., Class B	703,519	97,761,000
Health Care Services–1.68%
CVS Health Corp.	2,370,883	177,081,251
Health Care Supplies–0.47%
DENTSPLY SIRONA, Inc.	1,188,135	49,331,365
Hotels, Resorts & Cruise Lines–0.34%
Booking Holdings, Inc.(b)(c)	12,232	36,338,826
Household Products–1.25%
Kimberly-Clark Corp.	1,017,767	131,393,720
Industrial Conglomerates–1.43%
General Electric Co.	1,314,917	150,216,118
Integrated Oil & Gas–5.00%
Chevron Corp.	1,505,386	246,371,473
Exxon Mobil Corp.	992,084	106,391,088
Suncor Energy, Inc. (Canada)	5,558,797	173,934,758
		526,697,319
Interactive Media & Services–4.50%
Alphabet, Inc., Class A(c)	1,279,952	169,875,230
Meta Platforms, Inc., Class A(c)	953,297	303,720,424
		473,595,654
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	383,090	136,330,238
Morgan Stanley	527,923	48,336,630
		184,666,868
IT Consulting & Other Services–2.71%
Cognizant Technology Solutions Corp., Class A	2,378,613	157,059,816
DXC Technology Co.(c)	4,643,271	128,386,443
		285,446,259
Life & Health Insurance–0.90%
MetLife, Inc.	1,506,782	94,882,062
Managed Health Care–2.91%
Elevance Health, Inc.	471,032	222,152,822
Humana, Inc.	184,231	84,162,248
		306,315,070

See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–1.28%
Walt Disney Co. (The)(c)	972,987	$86,488,815
Warner Bros Discovery, Inc.(b)(c)	3,685,002	48,162,976
		134,651,791
Multi-line Insurance–2.22%
American International Group, Inc.	3,882,857	234,058,620
Multi-Utilities–1.36%
Dominion Energy, Inc.	2,670,065	142,981,981
Oil & Gas Exploration & Production–4.89%
ConocoPhillips	1,363,989	160,568,785
Devon Energy Corp.(b)	768,492	41,498,568
Hess Corp.	716,153	108,661,895
Marathon Oil Corp.	4,243,072	111,465,501
Pioneer Natural Resources Co.	412,321	93,048,480
		515,243,229
Oil & Gas Storage & Transportation–0.70%
Cheniere Energy, Inc.	458,431	74,201,642
Packaged Foods & Meats–1.46%
Kraft Heinz Co. (The)	3,208,810	116,094,746
Tyson Foods, Inc., Class A	677,878	37,771,362
		153,866,108
Paper & Plastic Packaging Products & Materials–1.38%
International Paper Co.	4,029,965	145,320,538
Personal Care Products–0.89%
Haleon PLC (United Kingdom)	21,662,288	93,886,122
Pharmaceuticals–5.71%
Bristol-Myers Squibb Co.	1,527,921	95,021,407
Johnson & Johnson	975,451	163,417,306
Merck & Co., Inc.	1,514,126	161,481,538
Sanofi, ADR(b)	3,406,393	181,799,194
		601,719,445
Property & Casualty Insurance–0.77%
Allstate Corp. (The)	722,451	81,405,779
Regional Banks–3.03%
Citizens Financial Group, Inc.	3,174,249	102,401,273
Huntington Bancshares, Inc.	9,502,749	116,313,648
M&T Bank Corp.	715,998	100,139,480
		318,854,401
Restaurants–0.80%
Starbucks Corp.	830,466	84,350,432
Semiconductors–4.62%
Intel Corp.	3,615,942	129,342,245
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (China)	854,832	$190,610,439
QUALCOMM, Inc.	1,260,404	166,587,597
		486,540,281
Soft Drinks & Non-alcoholic Beverages–1.60%
Coca-Cola Co. (The)	1,024,714	63,460,538
Keurig Dr Pepper, Inc.	3,101,657	105,487,355
		168,947,893
Systems Software–2.23%
Microsoft Corp.	700,868	235,435,578
Tobacco–2.65%
Philip Morris International, Inc.	2,799,787	279,194,760
Wireless Telecommunication Services–1.16%
T-Mobile US, Inc.(c)	885,714	122,024,818
Total Common Stocks & Other Equity Interests (Cost $6,785,005,590)		10,280,229,120
Money Market Funds–2.73%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	100,805,644	100,805,644
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	71,633,984	71,641,148
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	115,206,451	115,206,451
Total Money Market Funds (Cost $287,638,525)		287,653,243
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $7,072,644,115)		10,567,882,363
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.76%
Invesco Private Government Fund, 5.24%(d)(e)(f)	22,470,247	22,470,247
Invesco Private Prime Fund, 5.38%(d)(e)(f)	57,780,634	57,780,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,248,782)		80,250,881
TOTAL INVESTMENTS IN SECURITIES–101.07% (Cost $7,152,892,897)		10,648,133,244
OTHER ASSETS LESS LIABILITIES—(1.07)%		(113,057,874)
NET ASSETS–100.00%		$10,535,075,370
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$140,569,059	$109,613,858	$(149,377,273)	$-	$-	$100,805,644	$970,627
Invesco Liquid Assets Portfolio, Institutional Class	100,056,598	78,295,612	(106,698,052)	(35,893)	22,883	71,641,148	700,282
Invesco Treasury Portfolio, Institutional Class	160,650,353	125,272,980	(170,716,882)	-	-	115,206,451	1,105,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,449,199	207,163,925	(214,142,877)	-	-	22,470,247	357,345*
Invesco Private Prime Fund	68,502,855	379,327,131	(390,034,906)	2,099	(16,545)	57,780,634	952,747*
Total	$499,228,064	$899,673,506	$(1,030,969,990)	$(33,794)	$6,338	$367,904,124	$4,086,974

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/31/2023	Canadian Imperial Bank of Commerce	GBP	36,522,617	USD	46,715,419	$(162,406)
08/31/2023	Deutsche Bank AG	CAD	111,538,809	USD	84,281,752	(338,886)
08/31/2023	Deutsche Bank AG	USD	1,923,244	EUR	1,746,051	(796)
08/31/2023	Royal Bank of Canada	EUR	82,856,534	USD	91,007,049	(220,183)
Total Forward Foreign Currency Contracts						$(722,271)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,186,342,998	$93,886,122	$—	$10,280,229,120
Money Market Funds	287,653,243	80,250,881	—	367,904,124
Total Investments in Securities	10,473,996,241	174,137,003	—	10,648,133,244
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(722,271)	—	(722,271)
Total Investments	$10,473,996,241	$173,414,732	$—	$10,647,410,973

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund